Trading Assets	12 Months Ended
Mar. 31, 2023
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Trading Assets
6	TRADING ASSETS
Trading assets at March 31, 2023 and 2022 consisted of the following:

	At March 31,
	2023	2022

	(In millions)
Debt instruments	¥4,229,845	¥3,489,258
Equity instruments	356,070	247,038

Total trading assets	¥4,585,915	¥3,736,296

Trading debt instruments mainly consist of Japanese government bonds. Trading equity instruments mainly consist of publicly traded Japanese stocks.